June 10, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long ASTS Daily ETF

Leverage Shares 2X Long SWMR Daily ETF

Leverage Shares 2X Long GOOGL Daily ETF

Leverage Shares 2X Long AXTI Daily ETF

Leverage Shares 2X Long TSEM Daily ETF

Leverage Shares 2X Long GFS Daily ETF

Leverage Shares 2X Long MTSI Daily ETF

Leverage Shares 2X Long SMTC Daily ETF

Leverage Shares 2X Long VIAV Daily ETF

Leverage Shares 2X Long ONTO Daily ETF

Leverage Shares 2X Long APH Daily ETF

Leverage Shares 2X Long TEL Daily ETF

Leverage Shares 2X Long FN Daily ETF

Leverage Shares 2X Long JBL Daily ETF

Leverage Shares 2X Long KEYS Daily ETF

Leverage Shares 2X Long ASX Daily ETF

Leverage Shares 2X Long HPE Daily ETF

Leverage Shares 2X Long ADI Daily ETF

Leverage Shares 2X Long MCHP Daily ETF

Leverage Shares 2X Long AEHR Daily ETF

(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A, filed on June 9, 2026.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com